Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed	$ 145	$ 135
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed	$ 40,000